Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000115777 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000115777 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000115777 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115777 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115777 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115777 | SPX P7350_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115777 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115777 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115777 | SPX P7250_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115777 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115777 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	93.20%
C000115777 | Index OptionSPX P7280_20260720_L_GS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115777 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.90%
C000115777 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000115777 | SPX P7430_20260720_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000115777 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000115778 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000115778 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000115778 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115778 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115778 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115778 | SPX P7350_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115778 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115778 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115778 | SPX P7250_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115778 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115778 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	93.20%
C000115778 | Index OptionSPX P7280_20260720_L_GS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115778 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.90%
C000115778 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000115778 | SPX P7430_20260720_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000115778 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000115779 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000115779 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000115779 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115779 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115779 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115779 | SPX P7350_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115779 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115779 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115779 | SPX P7250_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115779 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115779 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	93.20%
C000115779 | Index OptionSPX P7280_20260720_L_GS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115779 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.90%
C000115779 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000115779 | SPX P7430_20260720_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000115779 | 81369Y886Equity
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000205842 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000205842 | SPX C7500_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205842 | SPX P7050_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205842 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205842 | SPX P6900_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205842 | 38143H407 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205842 | SPXWP7100_20260817_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205842 | SPX P6400_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205842 | SPXWP7100_20260810_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205842 | VIX P17.5_20260723_L_GS | Cboe Volatility Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205842 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	87.10%
C000205842 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205842 | Index OptionVIX P17_20260723_L_GS
Holdings [Line Items]
Percent of Total Investments	10.20%
C000205842 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205842 | SPX C8500_20271220_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205842 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000205843 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000205843 | SPX C7500_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205843 | SPX P7050_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205843 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205843 | SPX P6900_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205843 | 38143H407 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205843 | SPXWP7100_20260817_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205843 | SPX P6400_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205843 | SPXWP7100_20260810_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205843 | VIX P17.5_20260723_L_GS | Cboe Volatility Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205843 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	87.10%
C000205843 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205843 | Index OptionVIX P17_20260723_L_GS
Holdings [Line Items]
Percent of Total Investments	10.20%
C000205843 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205843 | SPX C8500_20271220_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205843 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000205844 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000205844 | SPX C7500_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205844 | SPX P7050_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205844 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205844 | SPX P6900_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205844 | 38143H407 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205844 | SPXWP7100_20260817_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205844 | SPX P6400_20271220_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205844 | SPXWP7100_20260810_L_GS | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205844 | VIX P17.5_20260723_L_GS | Cboe Volatility Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205844 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	87.10%
C000205844 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205844 | Index OptionVIX P17_20260723_L_GS
Holdings [Line Items]
Percent of Total Investments	10.20%
C000205844 | 38143H407Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205844 | SPX C8500_20271220_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205844 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	89.80%